STATEMENT OF INVESTMENTS
BNY Mellon International Stock Fund

February 29, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Australia - 3.4%
Cochlear Ltd.	352,400		80,295,444
CSL Ltd.	686,800		127,906,827
			208,202,271
Canada - 5.3%
Alimentation Couche-Tard, Inc.	2,909,800		180,464,846
Canadian National Railway Co.	1,132,300		146,815,629
			327,280,475
Denmark - 6.4%
Coloplast A/S, Cl. B	923,000		122,531,667
Novo Nordisk A/S, Cl. B	2,236,500		267,422,959
			389,954,626
Finland - 1.5%
Kone OYJ, Cl. B	1,905,000		93,253,976
France - 14.2%
Air Liquide SA	844,100		171,526,868
Dassault Systemes SE	2,371,400	[a]	110,811,942
Hermes International SCA	42,000	[a]	105,402,569
L'Oreal SA	342,000		163,693,125
LVMH Moet Hennessy Louis Vuitton SE	203,500		186,379,344
TotalEnergies SE	2,126,000		136,030,667
			873,844,515
Germany - 7.0%
adidas AG	663,300	[a]	134,217,093
Merck KGaA	747,400	[a]	127,517,178
SAP SE	896,000		167,430,669
			429,164,940
Hong Kong - 5.7%
AIA Group Ltd.	13,412,000	[a]	108,533,449
CLP Holdings Ltd.	9,862,500		82,403,326
Hang Lung Properties Ltd.	29,108,000		31,513,552
Jardine Matheson Holdings Ltd.	983,100		41,267,809
Prudential PLC	8,634,900	[a]	85,329,646
			349,047,782
Ireland - 2.3%
Experian PLC	3,308,000		141,656,602
Italy - 1.5%
Ferrari NV	211,400		89,206,478
Japan - 19.0%
Daikin Industries Ltd.	647,400		90,988,537

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Japan - 19.0% (continued)
FANUC Corp.	2,576,000	[b]	75,309,232
Hoya Corp.	1,065,100		138,931,437
Keyence Corp.	427,280		200,503,441
MISUMI Group, Inc.	1,837,800		28,157,304
Murata Manufacturing Co. Ltd.	5,700,000	[b]	115,863,171
Shin-Etsu Chemical Co. Ltd.	3,669,500		156,727,454
SMC Corp.	271,400		163,708,597
Sysmex Corp.	1,382,900	[b]	77,866,419
Terumo Corp.	3,014,900		117,661,929
			1,165,717,521
Netherlands - 9.2%
ASM International NV	251,000	[a]	154,128,451
ASML Holding NV	297,790		281,745,396
Universal Music Group NV	2,053,200	[a]	61,877,880
Wolters Kluwer NV	415,500		65,505,004
			563,256,731
Spain - 3.2%
Amadeus IT Group SA	860,700		50,582,956
Industria de Diseno Textil SA	3,279,000	[a]	145,323,594
			195,906,550
Sweden - 1.6%
Atlas Copco AB, Cl. B	6,766,700		101,368,008
Switzerland - 11.4%
Kuehne + Nagel International AG	374,300	[a]	126,016,632
Lonza Group AG	198,600		103,943,246
Nestle SA	1,000,000		103,920,963
Novartis AG	1,339,800		135,432,319
Roche Holding AG	409,500		107,334,015
SGS SA	1,271,000		121,990,900
			698,638,075
Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,574,600		202,603,782
United Kingdom - 4.1%
Compass Group PLC	4,979,000		136,437,919
Diageo PLC	3,088,600	[b]	115,561,855
			251,999,774
Total Common Stocks (cost $3,650,278,753)			6,081,102,106

	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $36,953,194)	5.41	36,953,194	[c]	36,953,194

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $738,076)	5.41	738,076	[c]	738,076
Total Investments (cost $3,687,970,023)		99.7%		6,118,793,376
Cash and Receivables (Net)		.3%		19,175,675
Net Assets		100.0%		6,137,969,051

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $5,334,899 and the value of the collateral was $5,690,461, consisting of cash collateral of $738,076 and U.S. Government & Agency securities valued at $4,952,385. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	529,884,257	5,551,217,849	††	-	6,081,102,106
Investment Companies	37,691,270	-		-	37,691,270

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2024, accumulated net unrealized appreciation on investments was $2,430,823,353, consisting of $2,663,370,171 gross unrealized appreciation and $232,546,218 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.